Debt (Details Narrative)																					1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 02, 2022 USD ($)	Jul. 06, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jun. 24, 2021 USD ($) shares	Apr. 29, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) shares	Mar. 31, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 30, 2021 shares	Mar. 02, 2021 USD ($)	Feb. 08, 2021 shares	Jan. 02, 2021 USD ($)	Oct. 02, 2020 USD ($)	Apr. 17, 2020 USD ($)	Apr. 02, 2020 USD ($)	Nov. 26, 2019 USD ($) $ / shares	Nov. 26, 2019 USD ($) $ / shares	Nov. 15, 2019 USD ($)	Apr. 02, 2019 USD ($) shares	Mar. 26, 2019 USD ($) shares	Apr. 30, 2020	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 15, 2021 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Jun. 24, 2021 CAD ($)	May 13, 2020 USD ($)	Aug. 31, 2016 USD ($)
Debt Instrument [Line Items]
Revolving line of credit							$ 0	$ 0																				$ 1,805,000	$ 6,918,000
Repayment of new loan																									$ 5,497,627	$ 6,777,035		$ 11,887,721	23,993,616
Line of credit, interest rate																												12.48%
Line of credit, description																									Borrowing was based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.			Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
Line of credit, term																	5 years
EBITDA covenant, description																	During the year ended December 31, 2020, the Company was in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000. The default interest rate increase of 3% was implemented in April 2020.										During the nine months ended September 30, 2020, the Keeler & Co. and Coastal Pride were in violation of its minimum EBITDA covenant as well as exceeding the covenant related to monies advanced to Bacolod by approximately $105,000.
Debt EBITDA covenant																	$ 105,000										$ 105,000
Increase default interest rate																					3.00%
Working capital deficit																						$ 1,128,803			$ 1,128,803			$ (2,257,059)
Amortization expense																									12,500	$ 51,977		72,478	128,696
Principal amount						$ 200,000																								$ 200,000
Debt instrument, interest rate										1.00%
Common stock issued for cash, shares | shares						987,741		5,000	10,465		25,000													83,721
Debt instrument, description										The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.
Amount of revolving line of credit																												0
Proceeds from Related Party																													1,100,000
Common stock issued for cash						$ 2,800,000																2,573,000	$ 10,000					$ 10,000	32,000
Proceeds from issuance of unsecured promissory note										$ 371,944
Principal amount										$ 371,944
Debt Instrument, Term										5 years
Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, monthly payments	$ 8,500
Kenar Overseas Corp [Member]
Debt Instrument [Line Items]
Value of additional principal settlement					$ 227,378
Number of shares issued for debt | shares				987,741	105,757
Keeler Co and Coastal Pride [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, principal and accrued interest payments		$ 918,539
Keeler Co and Coastal Pride [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Line of credit, interest rate							3.25%	3.25%
Amount of revolving line of credit							$ 5,000,000	$ 5,000,000
Line of credit facility, revolving credit conversion to term loan, description							revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.	revolving line of credit for a term of thirty-six months, renewable annually for one-year periods thereafter.
Interest rate description							The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.	The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance.
Inventory sublimit							$ 2,500,000	$ 2,500,000														2,500,000			2,500,000
Lighthouse Financial Corp [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Principal amount																						631,958			631,958
Line of credit facility fee							50,000	50,000
Line of credit facility additional annual fee							25,000	25,000
Proceeds from Related Party							784,450	784,450
Lighthouse Financial Corp [Member] | Loan and Security Agreement [Member] | March, 2021 [Member]
Debt Instrument [Line Items]
Line of credit facility fee							16,667
John Keeler [Member]
Debt Instrument [Line Items]
Common stock issued for cash, shares | shares																												796,650
Common stock issued for cash																												$ 1,593,300
John Keeler Executive Chairman Chief Executive Officer [Member]
Debt Instrument [Line Items]
Amount of revolving line of credit							$ 1,000,000	$ 1,000,000
6% Demand Promissory Notes [Member] | John Keeler [Member]
Debt Instrument [Line Items]
Principal amount																												$ 1,299,700	$ 2,910,000
Debt instrument, interest rate																												6.00%	6.00%
Repayments of unsecured debt																												$ 17,000	$ 0
Value of additional principal settlement																												$ 1,593,300
Number of shares issued for debt | shares																												796,650
Kenar Note [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																				18.00%
Other expenses																				$ 2,655,292
Interest expenses																												$ 177,700
Kenar Note [Member] | Kenar Overseas Corp [Member]
Debt Instrument [Line Items]
Principal amount																				$ 1,000,000		872,500			872,500			872,500
Debt instrument, interest rate																				18.00%
Debt instrument term, description																				the term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021 , (ii) provide that the Company use one-third of any capital raise from the sale of its equity to reduce the outstanding principal under the Kenar Note, (iii) set the interest rate at 18% per annum, payable monthly commencing October 1, 2020, and (iv) reduce the number of pledged shares by Mr. Keeler to 4,000,000. As consideration for Kenar’s agreement to amend the note, on May 27, 2020, the Company issued 1,021,266 shares of common stock to Kenar.
Maturity date																				Mar. 31, 2021
Number of shares pledged to secure company's obligation | shares																				4,000,000
Common stock issued for cash, shares | shares																				1,021,266
Interest expenses																									77,800
Extended maturity date																				Sep. 30, 2021
Common stock issued for cash																				$ 2,655,292
Lobo Note [Member] | Lobo Holdings, LLC [Member]
Debt Instrument [Line Items]
Principal amount																		$ 100,000	$ 100,000
Debt instrument, interest rate																		15.00%	18.00%
Debt instrument term, description																			The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions.
Maturity date																		Mar. 31, 2020	Aug. 02, 2019
Number of shares pledged to secure company's obligation | shares																			1,000,000
Interest expenses																												11,200
Extended maturity date																			Dec. 02, 2019
Four Month Unsecured Promissory Notes [Member] | Lobo Holdings, LLC [Member]
Debt Instrument [Line Items]
Principal amount													$ 100,000		$ 100,000
Debt instrument, interest rate													10.00%		10.00%
Maturity date												Jun. 30, 2021	Dec. 31, 2020		Oct. 01, 2020
Interest expenses																									2,400
Four Month Unsecured Promissory Notes [Member] | Lobo Holdings, LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal amount			$ 100,000
Debt instrument, interest rate			10.00%
Maturity date			Sep. 30, 2021
Six-Month Promissory Note [Member] | Lobo Holdings, LLC [Member]
Debt Instrument [Line Items]
Principal amount												$ 100,000
Debt instrument, interest rate												10.00%
Five Year Unsecured Promissory Note [Member] | Walter Lubkin Jr [Member]
Debt Instrument [Line Items]
EBITDA covenant, description																	The note bears and interest rate of 4% per annum. The note is payable quarterly based on an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.
Debt EBITDA covenant																	$ 25,000
Principal amount																$ 500,000	$ 500,000											0
Debt instrument, interest rate																4.00%	4.00%
Interest expenses																									9,900			20,100
Debt instrument, principal payments																									0
Thirty-Nine Month Unsecured Promissory Note [Member] | Walter Lubkin III [Member]
Debt Instrument [Line Items]
Principal amount																$ 87,842	$ 87,842											0
Debt instrument, interest rate																4.00%	4.00%
Interest expenses																												3,500
Debt instrument, description																	The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion price per share | $ / shares																$ 2.00	$ 2.00
Thirty-Nine Month Unsecured Promissory Note [Member] | Tracy Greco [Member]
Debt Instrument [Line Items]
Principal amount																$ 71,372	$ 71,372											0
Debt instrument, interest rate																4.00%	4.00%
Interest expenses																									1,400			2,800
Debt instrument, description																The note bears interest at the rate of 4% per annum. The note is payable in equal quarterly payments over six quarters beginning August 26, 2021	The note is payable in equal quarterly payments over six quarters beginning August 26, 2021.
Conversion price per share | $ / shares																$ 2.00	$ 2.00
Conversion rate																	200.00%
Debt instrument, principal payments																									0
Thirty-Nine Month Unsecured Promissory Note [Member] | John Lubkin [Member]
Debt Instrument [Line Items]
Principal amount																$ 50,786	$ 50,786											0
Debt instrument, interest rate																4.00%	4.00%
Interest expenses																									1,000			2,000
Debt instrument, description																	The note is payable in equal quarterly payments over six quarters beginning August 26, 2021
Conversion price per share | $ / shares																$ 2.00	$ 2.00
Conversion rate																	200.00%
Debt instrument, principal payments																									0
Thirty-Nine Month Unsecured Promissory Note [Member] | Walter Lubkin III [Member]
Debt Instrument [Line Items]
Principal amount																$ 87,842	$ 87,842
Debt instrument, interest rate																4.00%	4.00%
Interest expenses																									1,700
Conversion price per share | $ / shares																$ 2.00	$ 2.00
Debt instrument, principal payments																									0
Unsecured Promissory Notes [Member] | Payroll Protection Program Loan [Member]
Debt Instrument [Line Items]
Principal amount														$ 344,762
Debt instrument, interest rate														1.00%
Debt instrument term, description														two-year maturity
Debt instrument, description														The Company is required to make payments on the remaining principal of the note net of any loan forgiveness beginning November 17, 2020.
Unsecured Promissory Notes [Member] | HSBC Bank [Member]
Debt Instrument [Line Items]
Principal amount																															$ 43,788
Debt instrument, interest rate																															2.50%
CEBA Loan [Member]
Debt Instrument [Line Items]
Principal amount																														$ 60,000
Debt instrument, interest rate				5.00%																										5.00%
Debt instrument term, description				The loan initially bears no interest and is due on December 31, 2025. The borrower may prepay all or part of the loan commencing November 1, 2022 and if, by December 31, 2022
Debt instrument, description				the Company has paid 75% of the loan amount, the remaining 25% will be forgiven as per the loan agreement. If less than 75% of the loan amount is outstanding by December 31, 2022
Promissory Notes - Subordinated [Member] | John Keeler Co., Inc. [Member]
Debt Instrument [Line Items]
Principal amount																						$ 1,299,000			$ 1,299,000
Debt instrument, interest rate																						6.00%			6.00%
Debt instrument, interest expense																									$ 39,100			174,000
Debt instrument, principal payments																									0
Five-Month Promissory Notes [Member] | Janet Atkinson [Member]
Debt Instrument [Line Items]
Principal amount				$ 82,824																										$ 102,000
Maturity date				Nov. 30, 2021
Five-Month Promissory Notes [Member] | Steven Atkinson [Member]
Debt Instrument [Line Items]
Principal amount				$ 79,576																										$ 98,000
Maturity date				Nov. 30, 2021
Payroll Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate										1.00%
Interest expenses																									1,200
Debt instrument, description										The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022
Proceeds from issuance of unsecured promissory note										$ 371,944
Principal amount										$ 371,944
Debt Instrument, Term										5 years
Payroll Protection Program Loan [Member] | Forecast [Member]
Debt Instrument [Line Items]
Debt instrument, monthly payments	$ 8,500
Line of Credit [Member]
Debt Instrument [Line Items]
Working capital deficit																												70,000	25,000
Line of credit facility remaining asset balance amount																												2,992	5,470
Accumulated amortization																												585,000	513,000
Amortization expense																												72,000	$ 129,000
Prime Rate [Member] | Keeler Co and Coastal Pride [Member] | Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Line of credit, interest rate							3.75%	3.75%
ACF Finco I LP [Member]
Debt Instrument [Line Items]
Revolving line of credit																																$ 14,000,000
Repayment of new loan																									$ 309,000			$ 309,000
ACF Finco I LP [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Line of credit, interest rate																									9.25%			9.25%
ACF Finco I LP [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit, interest rate																									6.00%			6.00%
ACF Finco I LP [Member] | Fixed Rate [Member]
Debt Instrument [Line Items]
Line of credit, interest rate																									6.50%			6.50%